Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other current liabilities
Professional service fee	¥ 6,627		¥ 9,391
Advertising expense payables	5,567		5,893
Promotional expense payables	1,411		1,099
Others	7,319		7,438
Total	¥ 20,924	$ 2,887	¥ 23,821